Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Finished goods	$7,174,716	$8,788,460	$312,979
Work in process	2,952,182	6,816,602	242,757
Raw materials	20,996,346	29,428,008	1,048,006
Supplies	2,229,576	2,691,779	95,861
Raw materials and supplies in transit	530,930	791,610	28,191

	$33,883,750	$48,516,459	$1,727,794

The cost of inventories recognized as operating costs for the years ended December 31, 2018, 2019 and 2020 were NT$309,020,850 thousand, NT$347,877,603 thousand and NT$398,068,260 thousand (US$14,176,220 thousand), respectively, which included write-downs of inventories at NT$980,927 thousand, NT$452,134 thousand and NT$1,493,793 thousand (US$53,198 thousand), respectively.